Share-Based Payments - Schedule of Bank's Employee Stock Option Plan (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	11,558	9,907
Number of options, granted	2,676	2,478
Number of options, exercised	(498)	(415)
Number of options, exercised as Tandem SARs		(7)
Number of options, forfeited	(600)	(272)
Number of options, expired	(1,680)	(133)
Number of options, outstanding at end of year	11,456	11,558
Exercisable at end of year	4,737	5,088
Number of options, available for grant	11,902	12,480
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 72.74	$ 73.24
Weighted average exercise price, granted | $ / shares	59.99	68.58
Weighted average exercise price, exercised as options | $ / shares	66.04	59.07
Weighted average exercise price, exercised as Tandem SARs | $ / shares		55.63
Weighted average exercise price, forfeited | $ / shares	70.34	74.07
Weighted average exercise price, expired | $ / shares	68.84	72.92
Weighted average exercise price, outstanding at end of year | $ / shares	70.75	72.74
Weighted average exercise price, exercisable at end of year | $ / shares	$ 73.1	$ 71.9